UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Intermediate-Term Municipals Fund
Class A [SBLTX]	Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class A shares of Western Asset Intermediate-Term Municipals Fund returned 3.98%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 4.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight industrial revenue and transportation
↑	Issue selection within the power sector
↑	High-yield credit positioning

Top detractors from performance:
↓	Rates positioning
↓	Underweight housing
↓	Issue selection within the local general obligation sector
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7358-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 3/31/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Class A	3.98	1.16	1.92
Class A (with sales charge)	1.60	0.70	1.69
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg Municipal 1-15 Year Index	4.49	1.17	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,161,841,045
Total Number of Portfolio Holdings	380
Total Management Fee Paid	$5,431,148
Portfolio Turnover Rate	6%
Western Asset Intermediate-Term Municipals Fund	PAGE 2	7358-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate-Term Municipals Fund	PAGE 3	7358-ATSR-0526

Western Asset Intermediate-Term Municipals Fund
Class C [SMLLX]	Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	1.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class C shares of Western Asset Intermediate-Term Municipals Fund returned 3.36%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 4.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight industrial revenue and transportation
↑	Issue selection within the power sector
↑	High-yield credit positioning

Top detractors from performance:
↓	Rates positioning
↓	Underweight housing
↓	Issue selection within the local general obligation sector
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7118-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 3/31/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Class C	3.36	0.59	1.34
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg Municipal 1-15 Year Index	4.49	1.17	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,161,841,045
Total Number of Portfolio Holdings	380
Total Management Fee Paid	$5,431,148
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate-Term Municipals Fund	PAGE 2	7118-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate-Term Municipals Fund	PAGE 3	7118-ATSR-0526

Western Asset Intermediate-Term Municipals Fund
Class I [SBTYX]	Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class I shares of Western Asset Intermediate-Term Municipals Fund returned 4.17%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 4.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight industrial revenue and transportation
↑	Issue selection within the power sector
↑	High-yield credit positioning

Top detractors from performance:
↓	Rates positioning
↓	Underweight housing
↓	Issue selection within the local general obligation sector
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7490-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 3/31/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Class I	4.17	1.32	2.09
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg Municipal 1-15 Year Index	4.49	1.17	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,161,841,045
Total Number of Portfolio Holdings	380
Total Management Fee Paid	$5,431,148
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate-Term Municipals Fund	PAGE 2	7490-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate-Term Municipals Fund	PAGE 3	7490-ATSR-0526

Western Asset Intermediate-Term Municipals Fund
Class IS [SMLSX]	Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$45	0.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class IS shares of Western Asset Intermediate-Term Municipals Fund returned 4.21%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 4.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight industrial revenue and transportation
↑	Issue selection within the power sector
↑	High-yield credit positioning

Top detractors from performance:
↓	Rates positioning
↓	Underweight housing
↓	Issue selection within the local general obligation sector
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7214-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 9/18/2018 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (9/18/2018)
Class IS	4.21	1.41	2.49
Bloomberg Municipal Bond Index	4.29	0.84	2.40
Bloomberg Municipal 1-15 Year Index	4.49	1.17	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,161,841,045
Total Number of Portfolio Holdings	380
Total Management Fee Paid	$5,431,148
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Intermediate-Term Municipals Fund	PAGE 2	7214-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Intermediate-Term Municipals Fund	PAGE 3	7214-ATSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2025 and March 31, 2026 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $158,365 in March 31, 2025 and $159,949 in March 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2025 and $0 in March 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $39,000 in March 31, 2025 and $39,000 in March 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2025 and $0 in March 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in March 31, 2025 and $344,935 in March 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Intermediate-Term Municipals Fund
Financial Statements and Other Important Information
Annual  | March 31, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.5%
Alabama — 3.9%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$2,700,000	$2,839,598 (a)(b)
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,003,534 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/40	4,000,000	4,325,139
Warrants, Series 2024, Refunding	5.250%	10/1/41	5,000,000	5,393,349
Warrants, Series 2024, Refunding	5.250%	10/1/42	5,775,000	6,198,571
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	4,200,000	4,004,634 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	3,250,000	2,987,799 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	5,500,000	5,818,095
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	7,325,000	7,530,150 (a)(b)
Total Alabama				45,100,869
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	750,000	785,559
State Capital Project, Series B, Refunding	4.000%	12/1/35	1,000,000	1,008,783
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	752,872
Total Alaska				2,547,214
Arizona — 1.7%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	704,747
Basis School Project, Refunding, SD Credit Program	5.000%	7/1/37	850,000	858,652
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,349,219
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,820,711 (c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,412,769 (c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,205,970 (c)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	$3,665,000	$3,901,585
Total Arizona				20,253,653
Arkansas — 0.5%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	5,250,000	5,350,797 (c)
California — 11.0%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,023,932
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,229,201
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,277,903 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	21,500,000	21,964,507 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,706,930 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,087,696 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	4,150,000	4,308,769 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	18,600,000	19,698,296 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	3,700,000	4,007,800
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	8,200,000	8,878,105 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,671,226 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,547,122 (c)
California State MFA Special Facility Revenue, United Airlines Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	501,839 (c)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	$1,500,000	$1,533,456 (d)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,377,950 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,775,000	1,860,323 (c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,235,000	1,295,159
Series B	6.125%	11/1/29	11,875,000	12,452,073
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2023-1	5.500%	9/1/43	1,340,000	1,402,869
Community Facilities District No 2023-1	5.500%	9/1/48	1,770,000	1,808,799
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	1/1/34	1,000,000	1,059,384 (c)(e)
Series D, Refunding	5.000%	5/1/48	5,000	5,148 (c)(e)
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/34	655,000	696,023
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/36	1,000,000	1,056,728
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/38	1,750,000	1,836,868
Total California				127,288,106
Colorado — 1.9%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	25,000	25,018
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,579,166
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,383,123
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,155,954
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Denver, CO, City & County Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/28	$4,735,000	$4,979,545 (c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,462,121 (c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,642,446 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/28	415,000	435,668
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/30	700,000	740,419
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/31	450,000	480,645
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	7/15/31	400,000	426,579
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	3,700,000	3,965,100 (d)
Total Colorado				22,275,784
Delaware — 0.4%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,445,815
District of Columbia — 0.0%††
District of Columbia Revenue, Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	501,806
Florida — 6.0%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,780,223 (c)
Series 2017	5.000%	10/1/42	1,500,000	1,514,103 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,860,532 (c)
Series 2022	5.000%	9/1/33	1,800,000	1,937,552 (c)
Series 2022	5.000%	9/1/35	1,650,000	1,750,931 (c)
Series 2022	5.000%	9/1/36	1,305,000	1,374,835 (c)
Series 2022	5.000%	9/1/38	1,350,000	1,405,721 (c)
Series 2022	5.000%	9/1/39	1,415,000	1,469,022 (c)
Series 2022	5.000%	9/1/40	1,150,000	1,195,112 (c)
Series 2022	5.000%	9/1/41	1,290,000	1,337,385 (c)
Series 2022	5.000%	9/1/42	1,750,000	1,815,833 (c)
Series B	5.000%	9/1/31	10,155,000	10,624,704 (c)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A, Refunding	5.000%	7/1/35	$5,775,000	$6,042,286
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,047,745 (c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,798,143 (c)
Miami-Dade County HEFA Revenue:
University of Miami Issue, Series 2026	5.000%	4/1/36	750,000	839,772 (f)
University of Miami Issue, Series 2026	5.000%	4/1/46	750,000	778,219 (f)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	4.000%	10/1/35	3,445,000	3,479,346
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,041,378
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,637,857 (c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,378,881 (c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,157,571 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	600,000	616,479 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	1,250,000	1,331,516
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,058,097
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	431,034
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,433,378
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	659,426
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,269,080
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,092,054
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	904,116
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2024	4.200%	5/1/39	$845,000	$819,599 (d)
Series 2024	4.550%	5/1/44	1,000,000	960,669 (d)
Total Florida				69,842,599
Georgia — 2.3%
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,684,944
Georgia State Municipal Electric Authority, Power Revenue:
Series A, Refunding	5.000%	1/1/34	850,000	916,097
Series A, Refunding	4.000%	1/1/51	645,000	553,087
Series A, Refunding, AG	4.000%	1/1/46	1,780,000	1,640,983
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,843,421
Series B	5.000%	6/1/29	9,475,000	9,888,587 (a)(b)
Series B	5.000%	3/1/32	5,000,000	5,339,774 (a)(b)
Series C	5.000%	9/1/30	4,000,000	4,206,990 (a)(b)
Total Georgia				27,073,883
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	5,000,000	4,353,779
Illinois — 15.4%
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	5,010,000	5,112,149
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,542,846
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,708,319
Dedicated, Series A	5.000%	12/1/43	18,000,000	16,989,741
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,219,131
Series A	5.000%	12/1/33	6,475,000	6,560,704
Series A	5.000%	12/1/35	3,450,000	3,467,995
Series A	5.000%	12/1/40	4,515,000	4,363,825
Series A, Refunding	5.000%	12/1/29	2,500,000	2,567,684
Series B, Refunding	5.000%	12/1/36	3,100,000	3,102,493
Series C, Refunding, AG	5.000%	12/1/32	1,000,000	1,035,062
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	$7,000,000	$7,255,799
Series A	5.000%	1/1/40	2,465,000	2,439,238
Series A	5.500%	1/1/49	670,000	658,690
Series A, Refunding	5.000%	1/1/27	2,250,000	2,271,993 (g)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A	5.000%	1/1/42	3,850,000	3,960,895 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,804,515 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	1,975,303 (c)
Series C, Refunding	5.000%	1/1/43	1,570,000	1,608,351 (c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,525,967 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,018,398
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,729,449
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding, AG	5.000%	11/1/28	2,000,000	2,073,126
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,652,756
Illinois State Finance Authority Revenue:
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	417,087
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	445,263
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	407,719
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,158,694
Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	701,021
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	4,500,000	4,533,924 (a)(b)(c)(d)
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	2,895,000	2,672,377
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	$2,200,000	$2,234,223
Series A	5.000%	3/1/32	3,925,000	4,228,249
Series A	5.000%	3/1/36	1,000,000	1,054,626
Series A	5.000%	5/1/39	4,800,000	4,880,666
Series A, Refunding	5.000%	10/1/27	12,805,000	13,211,145
Series A, Refunding	5.000%	10/1/30	1,275,000	1,332,490
Series B	5.000%	12/1/33	4,000,000	4,307,347
Series B, Refunding	5.000%	9/1/27	6,015,000	6,196,316
Series B, Refunding	5.000%	10/1/27	3,000,000	3,095,153
Series D	5.000%	11/1/27	9,695,000	10,017,878
Series D, Refunding	5.000%	7/1/34	2,300,000	2,483,705
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AG	4.000%	12/1/35	800,000	805,358
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,478,384
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,350,396
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	5,935,000	5,914,517
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,061,307
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	641,525
Regional Transportation Authority, IL, GO, Series A	4.000%	6/1/46	10,920,000	9,926,122
Total Illinois				179,199,921
Indiana — 0.8%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,432,304
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,399,291
Total Indiana				8,831,595
Kansas — 0.1%
Wyandotte County, KS, Turner USD No 202, GO, Series A, AG	4.000%	9/1/36	775,000	791,147 (e)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kentucky — 0.9%
Kentucky State PEA, Gas Supply Revenue, Series C, Refunding	5.000%	5/1/36	$9,500,000	$10,006,792
Louisiana — 0.6%
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	6,500,000	6,556,959 (a)(b)
Maryland — 0.3%
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,748,634
Massachusetts — 1.8%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,056,982
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,108,287
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,051,264
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,227,317
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,259,172
Harvard University Issue, Series A, Refunding	4.000%	2/15/36	1,250,000	1,328,484 (f)
Partners HealthCare System, Mass General Brigham Inc., Series S-1, Refunding	5.000%	7/1/37	1,500,000	1,537,711
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	570,744
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,914,831
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/33	4,880,000	5,118,832 (c)
Total Massachusetts				21,173,624
Michigan — 0.8%
Great Lakes, MI, Water Authority, Water Supply System Revenue, Senior Lien, Series B	5.000%	7/1/37	1,000,000	1,101,665
Michigan State Finance Authority Revenue:
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.250%	2/28/43	1,500,000	1,575,667
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,000,000	935,184
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	$1,850,000	$1,812,678
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,018,886 (c)
Total Michigan				9,444,080
Mississippi — 0.8%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,080,526 (a)(b)
Mississippi State Development Bank Special Obligation, Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,764,350
Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	1,945,000	1,982,395
Total Mississippi				9,827,271
Missouri — 0.9%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,215,966
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,365,256 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,129,790 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,544,254 (c)
Total Missouri				10,255,266
Nebraska — 1.4%
Central Plains, NE, Energy Project, Gas Project Revenue:
Project No 3, Series A, Refunding	5.000%	9/1/32	5,465,000	5,734,681
Project No 3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,655,795
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,609,574
Total Nebraska				16,000,050
Nevada — 0.4%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,178,715
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — 1.8%
National Finance Authority, NH, Revenue, Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	$19,000,000	$20,828,934
New Jersey — 2.9%
New Jersey State EDA Revenue:
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,030,840 (e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	990,370
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,256,588
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,056,632
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, Refunding, AG	5.000%	7/1/28	2,000,000	2,037,278
University Hospital, Series A, Refunding, AG	5.000%	7/1/30	1,200,000	1,222,272
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,138,718
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,374,925
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,528,290
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,248,241
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	3,001,758
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,212,310
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,537,280
Total New Jersey				33,635,502
New Mexico — 0.4%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	4,600,000	4,851,443 (a)(b)
New York — 8.4%
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	5.000%	9/1/27	1,750,000	1,784,045 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,739,369
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,183,804
Series A-2	5.000%	5/15/30	5,250,000	5,601,992 (a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,671,394
Nassau County, NY, Industrial Development Agency, Series B, Escrow	—	—	551,101	0 *(h)(i)(j)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA, Future Tax Secured Revenue, Subseries C-1	4.000%	5/1/39	$3,500,000	$3,494,758
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	20,000	21,144 (e)
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	7,934,666
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	5.000%	3/15/40	7,500,000	7,831,417
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	6.000%	4/1/35	8,000,000	8,776,953 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	6,300,000	6,623,633 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,588,394 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/43	1,750,000	1,840,739 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/44	1,500,000	1,572,191 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,678,231
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,100,000	2,116,221 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	4,750,000	4,425,959 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,100,000	1,361,385 (c)
LaGuardia Airport Terminal B Redevelopment Project, AG	4.000%	7/1/36	21,335,000	20,880,140 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	7,159,205
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Port Authority of New York & New Jersey Revenue, Consolidated Series 226, Refunding	5.000%	10/15/40	$3,165,000	$3,285,136 (c)
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	1,952,377
Total New York				97,523,153
North Carolina — 0.4%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Refunding	5.000%	7/1/39	1,000,000	1,043,814
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien	5.000%	1/1/43	4,000,000	4,108,091
Total North Carolina				5,151,905
Ohio — 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,940,432
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	5,733,250
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	3,000,000	2,875,981 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	6,456,181 (c)(d)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,039,467
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	949,275
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	697,549
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	551,096
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,040,189
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,245,787
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	800,011 (c)
Total Ohio				24,329,218
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.3%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	$3,120,000	$3,538,918 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	375,000	411,097 (c)
Total Oklahoma				3,950,015
Oregon — 0.6%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,046,572
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,597,181
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,537,206 (c)
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,282,028
Total Oregon				6,462,987
Pennsylvania — 3.9%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	405,166
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	377,746
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,387,167
Cumberland County, PA, Municipal Authority Revenue, Penn State Health	4.000%	11/1/35	2,000,000	1,976,735
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,034,181
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,134,673
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,337,378
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,773,222
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,120,000	1,122,120 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,292,131
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	1,250,000	1,359,179 (a)(b)(c)(d)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/40	$5,000,000	$5,326,916 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	3,980,999 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	13,513,717 (c)
Pennsylvania State Turnpike Commission Revenue, Series B	5.000%	12/1/37	1,750,000	1,865,947
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	1,380,000	1,399,105
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	4,150,000	4,202,766
Total Pennsylvania				45,489,148
Puerto Rico — 4.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,012,148 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	143,993
Restructured, Series A-1	5.625%	7/1/27	169,893	173,191
Restructured, Series A-1	5.625%	7/1/29	167,137	176,531
Restructured, Series A-1	5.750%	7/1/31	162,338	177,323
Restructured, Series A-1	4.000%	7/1/33	153,940	153,763
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,967,385
Restructured, Series A-1	4.000%	7/1/37	6,268,000	6,057,864
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,354,126
Restructured, Series A-1	4.000%	7/1/46	167,923	144,296
Subseries CW	0.000%	11/1/43	591,420	396,991 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
Restructured, Series A-1	4.550%	7/1/40	680,000	678,120
Restructured, Series A-1	4.750%	7/1/53	9,150,000	8,532,943
Restructured, Series A-1	5.000%	7/1/58	8,180,000	7,788,383
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,321,523
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,141,029
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,023,304
Total Puerto Rico				50,242,913
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.7%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	$2,500,000	$2,507,339
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,005,872
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,574,609
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
Rhode Island Properties LLC, Senior Series A, AG	5.000%	7/1/45	1,050,000	1,058,756
RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	750,000	734,746
Total Rhode Island				7,881,322
South Carolina — 0.9%
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,032,851
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	2,916,847 (c)
Series 2018	5.000%	7/1/37	2,000,000	2,042,478 (c)
Total South Carolina				9,992,176
Tennessee — 2.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	7,569,015
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series A-1, Refunding	5.000%	5/1/28	17,310,000	17,857,830 (a)(b)
Total Tennessee				25,426,845
Texas — 8.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	662,123
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	929,685
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	710,613
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/36	3,000,000	3,209,309 (c)
Series 2022	5.000%	11/15/37	2,000,000	2,127,738 (c)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Series B	5.000%	11/15/30	$5,640,000	$5,982,393 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,683,242
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,585,055
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	7,800,000	7,105,808
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	2,939,915 (a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,165,192
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	2,930,000	3,055,099 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,464,423 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,606,599 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,866,567 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,490,784 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,472,910 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,734,836 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,329,680 (c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,747,662
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,886,182
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	5,500,000	4,986,371
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,262,002 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	1,750,000	1,815,693 (a)(b)(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,050,000	1,043,775
Port Authority of Houston of Harris County, TX, GO, Series A, Refunding	5.000%	10/1/36	3,500,000	3,614,888 (c)
Texas State, Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	7,000,000	7,408,831
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	$2,000,000	$2,108,913 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,275,000	1,342,046 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,050,681 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,089,043
Senior Lien, LBJ Infrastructure Group LLC, Refunding	4.000%	12/31/34	1,500,000	1,501,215
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,019,082
West Harris County, TX, Regional Water Authority Revenue, Series W, Refunding	4.000%	12/15/45	2,100,000	1,913,150
Total Texas				92,911,505
Utah — 1.2%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,051,267 (c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,285,575
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,912,517
Series 2019	4.000%	10/15/33	600,000	593,575
Series 2019	4.000%	10/15/39	925,000	866,214
Series 2021	4.000%	10/15/32	500,000	493,658
Series 2021	4.000%	10/15/35	400,000	387,427
Series 2021	4.000%	10/15/36	200,000	191,609
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,638,929
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,049,258
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,536,739
Total Utah				14,006,768
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.4%
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AG	5.250%	7/1/43	$1,000,000	$1,078,661
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,494,873
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,049,903
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,050,786
Total Virginia				4,674,223
Washington — 2.3%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,320,397 (c)
Series A	5.000%	5/1/36	4,000,000	4,056,923 (c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,038,175 (c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,273,624 (c)
Total Washington				26,689,119
West Virginia — 0.1%
West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	1,400,000	1,424,601 (a)(b)(c)
Wisconsin — 1.1%
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,539,966 (d)
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/36	2,250,000	2,355,577
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,704,644
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,065,493
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,592,058
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,638,331
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,088,194
Total Wisconsin				12,984,263

Total Municipal Bonds (Cost — $1,102,297,520)				1,098,504,399
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 4.6%
New York — 4.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	$24,245,000	$25,262,117
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	27,300,000	28,354,075

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $52,646,824)				53,616,192
Total Investments before Short-Term Investments (Cost — $1,154,944,344)				1,152,120,591

Short-Term Investments — 2.6%
Municipal Bonds — 2.6%
Colorado — 0.1%
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	2.700%	11/15/39	900,000	900,000 (l)(m)
Connecticut — 0.1%
Connecticut State HEFA Revenue, Yale University Issue, Series A-1, Refunding	2.550%	7/1/42	1,200,000	1,200,000 (l)(m)
Illinois — 0.1%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	2.650%	8/1/44	550,000	550,000 (l)(m)
Indiana — 0.1%
Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	2.650%	10/1/40	800,000	800,000 (l)(m)
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, Refunding, LOC - TD Bank N.A.	2.700%	11/1/39	300,000	300,000 (l)(m)
Total Indiana				1,100,000
Iowa — 0.0%††
Iowa Finance Authority, Series E, SPA - TD Bank N.A., GNMA / FNMA / FHLMC	2.420%	1/1/49	100,000	100,000 (l)(m)
Maryland — 0.0%††
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, Refunding, LOC - TD Bank N.A.	2.700%	7/1/41	400,000	400,000 (l)(m)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — 0.1%
Massachusetts State DFA Revenue, Partners HealthCare System, Mass General Brigham Inc., Series K-1, SPA - Wells Fargo Bank N.A.	1.500%	7/1/46	$200,000	$200,000 (l)(m)
Massachusetts State HEFA Revenue:
Baystate Medical Center, Series J-2, Refunding, LOC - TD Bank N.A.	2.700%	7/1/44	300,000	300,000 (l)(m)
Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	2.700%	7/1/39	300,000	300,000 (l)(m)
Total Massachusetts				800,000
Mississippi — 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	2.800%	11/1/35	450,000	450,000 (l)(m)
Chevron USA Inc. Project, Series E	2.650%	12/1/30	2,200,000	2,200,000 (l)(m)
Total Mississippi				2,650,000
Missouri — 0.3%
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, SPA - BJC Health System	2.400%	5/15/38	3,000,000	3,000,000 (l)(m)
Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	2.650%	10/1/35	375,000	375,000 (l)(m)
Total Missouri				3,375,000
New Jersey — 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	2.420%	7/1/35	200,000	200,000 (l)(m)
New York — 1.2%
New York City, NY, GO:
Series A, SPA - Bank of Montreal	2.700%	9/1/49	1,100,000	1,100,000 (l)(m)
Subseries A-4, SPA - TD Bank N.A.	2.700%	9/1/49	300,000	300,000 (l)(m)
Subseries D-4, LOC - TD Bank N.A.	2.700%	8/1/40	1,300,000	1,300,000 (l)(m)
Subseries E-5, LOC - TD Bank N.A.	2.700%	3/1/48	1,300,000	1,300,000 (l)(m)
Subseries G-6, LOC - Mizuho Bank Ltd.	2.800%	4/1/42	1,500,000	1,500,000 (l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	2.750%	6/15/39	4,000,000	4,000,000 (l)(m)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Second General Resolution Fiscal 2023, Subseries BB-2, Refunding, SPA - Mizuho Bank Ltd.	2.650%	6/15/44	$100,000	$100,000 (l)(m)
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Subseries E-3, SPA - JPMorgan Chase & Co.	2.700%	2/1/45	1,200,000	1,200,000 (l)(m)
New York City, NY, TFA, Future Tax Secured Revenue:
Series H-2, SPA - TD Bank N.A.	2.700%	11/1/54	1,500,000	1,500,000 (l)(m)
Subordinated, Subseries A-4, SPA - Mizuho Bank Ltd.	2.650%	8/1/43	100,000	100,000 (l)(m)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	2.450%	11/1/39	1,500,000	1,500,000 (c)(l)(m)
Total New York				13,900,000
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	2.650%	8/1/34	800,000	800,000 (l)(m)
Pennsylvania — 0.1%
Northampton County, PA, General Purpose Authority, Hospital Revenue, St. Luke’s University Health Network Project, Series B, LOC - TD Bank N.A.	2.700%	8/15/54	500,000	500,000 (l)(m)
Pennsylvania State Turnpike Commission Revenue, Series B, Refunding, LOC - TD Bank N.A.	2.410%	12/1/43	100,000	100,000 (l)(m)
Philadelphia, PA, Authority for IDR, The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	2.650%	7/1/54	200,000	200,000 (l)(m)
Philadelphia, PA, IDA, Gift of Life Donor Program Project, LOC - TD Bank N.A.	2.420%	12/1/34	300,000	300,000 (l)(m)
Total Pennsylvania				1,100,000
Texas — 0.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series 2, LOC - TD Bank N.A.	2.450%	10/1/45	1,925,000	1,925,000 (l)(m)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	2.650%	11/15/50	$500,000	$500,000 (l)(m)
Total Texas				2,425,000
West Virginia — 0.0%††
West Virginia State Hospital Finance Authority Revenue, West Virginia University Health System Obligated Group, Series C, Refunding, LOC - TD Bank N.A.	2.420%	6/1/34	300,000	300,000 (l)(m)

Total Short-Term Investments (Cost — $29,800,000)				29,800,000
Total Investments — 101.7% (Cost — $1,184,744,344)				1,181,920,591
TOB Floating Rate Notes — (2.6)%				(29,810,000)
Other Assets in Excess of Other Liabilities — 0.9%				9,730,454
Total Net Assets — 100.0%				$1,161,841,045

See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Intermediate-Term Municipals Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

 Western Asset Intermediate-Term Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investments, at value (Cost — $1,184,744,344)	$1,181,920,591
Cash	25,596
Interest receivable	15,713,254
Receivable for Fund shares sold	125,811
Other assets	458
Prepaid expenses	33,056
Total Assets	1,197,818,766
Liabilities:
TOB Floating Rate Notes (Note 1)	29,810,000
Payable for securities purchased	2,927,685
Payable for Fund shares repurchased	2,100,655
Investment management fee payable	361,287
Interest and commitment fees payable	159,517
Distributions payable	113,218
Service and/or distribution fees payable	96,111
Trustees’ fees payable	33
Accrued expenses	409,215
Total Liabilities	35,977,721
Total Net Assets	$1,161,841,045
Net Assets:
Par value (Note 7)	$1,929
Paid-in capital in excess of par value	1,315,189,970
Total distributable earnings (loss)	(153,350,854)
Total Net Assets	$1,161,841,045
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Net Assets:
Class A	$627,168,873
Class C	$23,057,848
Class I	$325,275,994
Class IS	$186,338,330
Shares Outstanding:
Class A	104,140,218
Class C	3,820,168
Class I	54,037,473
Class IS	30,920,136
Net Asset Value:
Class A (and redemption price)	$6.02
Class C (and redemption price)	$6.04
Class I (and redemption price)	$6.02
Class IS (and redemption price)	$6.03
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.16
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Statement of Operations
For the Year Ended March 31, 2026

Investment Income:
Interest	$67,348,718
Expenses:
Investment management fee (Note 2)	5,937,944
Transfer agent fees (Notes 2 and 5)	1,380,014
Service and/or distribution fees (Notes 2 and 5)	1,219,768
Interest expense (Note 1)	926,179
Registration fees	127,085
Shareholder reports	119,208
Fund accounting fees	93,286
Legal fees	86,743
Audit and tax fees	62,271
Trustees’ fees	53,674
Commitment fees (Note 8)	13,894
Custody fees	13,057
Insurance	12,757
Fees recaptured by investment manager (Note 2)	410
Miscellaneous expenses	19,253
Total Expenses	10,065,543
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(506,796)
Net Expenses	9,558,747
Net Investment Income	57,789,971
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(11,575,371)
Futures contracts	4,288,377
Net Realized Loss	(7,286,994)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	29,166,880
Futures contracts	(2,194,109)
Change in Net Unrealized Appreciation (Depreciation)	26,972,771
Net Gain on Investments and Futures Contracts	19,685,777
Increase in Net Assets From Operations	$77,475,748
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$57,789,971	$72,938,891
Net realized loss	(7,286,994)	(2,549,057)
Change in net unrealized appreciation (depreciation)	26,972,771	(28,542,480)
Increase in Net Assets From Operations	77,475,748	41,847,354
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(56,583,204)	(72,189,255)
Decrease in Net Assets From Distributions to Shareholders	(56,583,204)	(72,189,255)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	276,251,351	491,299,073
Reinvestment of distributions	55,157,822	69,652,939
Cost of shares repurchased	(1,078,054,158)	(1,122,792,656)
Decrease in Net Assets From Fund Share Transactions	(746,644,985)	(561,840,644)
Decrease in Net Assets	(725,752,441)	(592,182,545)
Net Assets:
Beginning of year	1,887,593,486	2,479,776,031
End of year	$1,161,841,045	$1,887,593,486
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$5.98	$6.07	$6.04	$6.19	$6.52
Income (loss) from operations:
Net investment income	0.20	0.19	0.18	0.15	0.13
Net realized and unrealized gain (loss)	0.03	(0.09)	0.03	(0.15)	(0.33)
Total income (loss) from operations	0.23	0.10	0.21	0.00 [2]	(0.20)
Less distributions from:
Net investment income	(0.19)	(0.19)	(0.18)	(0.15)	(0.13)
Total distributions	(0.19)	(0.19)	(0.18)	(0.15)	(0.13)
Net asset value, end of year	$6.02	$5.98	$6.07	$6.04	$6.19
Total return[3]	3.98%	1.62%	3.52%	0.04%	(3.20)%
Net assets, end of year (millions)	$627	$735	$790	$783	$706
Ratios to average net assets:
Gross expenses	0.66%	0.67%	0.64%	0.61%	0.59%
Net expenses[4]	0.66	0.67	0.64	0.61	0.59
Net investment income	3.32	3.13	2.98	2.52	1.95
Portfolio turnover rate	6%	10%	17%	25%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.00	$6.08	$6.05	$6.20	$6.53
Income (loss) from operations:
Net investment income	0.16	0.15	0.14	0.11	0.09
Net realized and unrealized gain (loss)	0.04	(0.08)	0.03	(0.15)	(0.33)
Total income (loss) from operations	0.20	0.07	0.17	(0.04)	(0.24)
Less distributions from:
Net investment income	(0.16)	(0.15)	(0.14)	(0.11)	(0.09)
Total distributions	(0.16)	(0.15)	(0.14)	(0.11)	(0.09)
Net asset value, end of year	$6.04	$6.00	$6.08	$6.05	$6.20
Total return[2]	3.36%	1.19%	2.90%	(0.56)%	(3.76)%
Net assets, end of year (000s)	$23,058	$33,350	$50,229	$75,353	$113,642
Ratios to average net assets:
Gross expenses	1.26%	1.26%	1.25%	1.21%	1.18%
Net expenses[3]	1.26	1.26	1.25	1.21	1.18
Net investment income	2.71	2.53	2.37	1.87	1.37
Portfolio turnover rate	6%	10%	17%	25%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$5.98	$6.07	$6.04	$6.19	$6.52
Income (loss) from operations:
Net investment income	0.21	0.20	0.19	0.16	0.14
Net realized and unrealized gain (loss)	0.04	(0.09)	0.03	(0.15)	(0.33)
Total income (loss) from operations	0.25	0.11	0.22	0.01	(0.19)
Less distributions from:
Net investment income	(0.21)	(0.20)	(0.19)	(0.16)	(0.14)
Total distributions	(0.21)	(0.20)	(0.19)	(0.16)	(0.14)
Net asset value, end of year	$6.02	$5.98	$6.07	$6.04	$6.19
Total return[2]	4.17%	1.79%	3.68%	0.20%	(3.05)%
Net assets, end of year (millions)	$325	$881	$1,134	$1,151	$1,335
Ratios to average net assets:
Gross expenses	0.55%	0.54%	0.53%	0.49%	0.46%
Net expenses[3,4]	0.48	0.50	0.49	0.45	0.43
Net investment income	3.48	3.29	3.13	2.65	2.11
Portfolio turnover rate	6%	10%	17%	25%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement,  the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.43%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class IS Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$5.99	$6.07	$6.04	$6.20	$6.52
Income (loss) from operations:
Net investment income	0.21	0.20	0.19	0.16	0.14
Net realized and unrealized gain (loss)	0.04	(0.08)	0.03	(0.16)	(0.32)
Total income (loss) from operations	0.25	0.12	0.22	0.00 [2]	(0.18)
Less distributions from:
Net investment income	(0.21)	(0.20)	(0.19)	(0.16)	(0.14)
Total distributions	(0.21)	(0.20)	(0.19)	(0.16)	(0.14)
Net asset value, end of year	$6.03	$5.99	$6.07	$6.04	$6.20
Total return[3]	4.21%	2.01%	3.74%	0.09%	(2.83)%
Net assets, end of year (millions)	$186	$239	$505	$601	$707
Ratios to average net assets:
Gross expenses	0.44%[4]	0.45%	0.43%	0.40%	0.37%
Net expenses[5]	0.44 [4]	0.45 [6]	0.43	0.40	0.37
Net investment income	3.54	3.34	3.19	2.70	2.16
Portfolio turnover rate	6%	10%	17%	25%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$1,098,504,399	$0 *	$1,098,504,399
Municipal Bonds Deposited in Tender Option Bond Trusts	—	53,616,192	—	53,616,192
Total Long-Term Investments	—	1,152,120,591	0 *	1,152,120,591
Short-Term Investments†	—	29,800,000	—	29,800,000
Total Investments	—	$1,181,920,591	$0 *	$1,181,920,591

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the year ended March 31, 2026, the average daily

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

amount of floating rate notes outstanding was $41,188,219 and weighted average interest rate was 2.22%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(j) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements, between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the year ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $506,796.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at March 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class I
Expires March 31, 2027	$451,680
Expires March 31, 2028	506,796
Total fee waivers/expense reimbursements subject to recapture	$958,476
For the year ended March 31, 2026, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class IS
FTFA recaptured	$410
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended March 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,516 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended March 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$22,904
CDSCs	22,663
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2026, such purchase and sale transactions (excluding accrued interest) were $205,285,000 and $162,570,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$95,698,503
Sales	833,309,403
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,151,783,480	$20,665,777	$(20,338,666)	$327,111

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
At March 31, 2026, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$4,288,377

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,194,109)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$9,499,781

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

For the year ended March 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,006,359	$488,361
Class C	213,409	20,081
Class I	—	871,323
Class IS	—	249
Total	$1,219,768	$1,380,014
For the year ended March 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$506,796
Class IS	—
Total	$506,796
6. Distributions to shareholders by class

	Year Ended March 31, 2026	Year Ended March 31, 2025
Net Investment Income:
Class A	$21,742,484	$24,094,262
Class C	751,804	1,038,312
Class I	27,265,681	35,868,432
Class IS	6,823,235	11,188,249
Total	$56,583,204	$72,189,255
7. Shares of beneficial interest
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	10,463,705	$62,777,218	17,284,557	$104,865,893
Shares issued on reinvestment	3,474,719	20,870,560	3,829,106	23,189,728
Shares repurchased	(32,646,567)	(195,502,521)	(28,493,158)	(172,728,944)
Net decrease	(18,708,143)	$(111,854,743)	(7,379,495)	$(44,673,323)
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares sold	317,271	$1,895,159	346,075	$2,108,407
Shares issued on reinvestment	124,584	749,631	170,372	1,034,017
Shares repurchased	(2,183,094)	(13,157,638)	(3,214,597)	(19,549,202)
Net decrease	(1,741,239)	$(10,512,848)	(2,698,150)	$(16,406,778)
Class I
Shares sold	29,575,359	$176,769,889	44,045,098	$266,849,086
Shares issued on reinvestment	4,457,381	26,765,464	5,784,730	35,023,448
Shares repurchased	(127,221,495)	(774,903,605)	(89,573,544)	(541,877,974)
Net decrease	(93,188,755)	$(571,368,252)	(39,743,716)	$(240,005,440)
Class IS
Shares sold	5,804,784	$34,809,085	19,348,041	$117,475,687
Shares issued on reinvestment	1,126,511	6,772,167	1,716,445	10,405,746
Shares repurchased	(15,855,249)	(94,490,394)	(64,413,707)	(388,636,536)
Net decrease	(8,923,954)	$(52,909,142)	(43,349,221)	$(260,755,103)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended March 31, 2026.
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2026	2025
Distributions paid from:
Tax-exempt income	$56,396,392	$72,072,292
Ordinary income	186,812	116,963
Total distributions paid	$56,583,204	$72,189,255

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$4,215,017
Deferred capital losses*	(157,779,765)
Other book/tax temporary differences(a)	(113,217)
Unrealized appreciation (depreciation)(b)	327,111
Total distributable earnings (loss) — net	$(153,350,854)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the book/tax differences in the timing of the deductibility of various expenses.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between the book and tax cost basis of defaulted bonds.

10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Intermediate-Term Municipals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Intermediate-Term Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, brokers and the administrative agent for the tender option bond trust; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
May 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Intermediate-Term Municipals Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$56,396,392
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$28,905
Section 163(j) Interest Earned	§163(j)	$566,238
Interest Earned from Federal Obligations	Note (1)	$525
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Intermediate-Term Municipals Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Intermediate-Term Municipals Fund

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Western Asset
Intermediate-Term Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Intermediate-Term Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Intermediate-Term Municipals Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90032-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff's comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations "principal executive officer" and "principal financial officer" in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory's actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 26, 2026